UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, L.P.
           --------------------------------------------------
Address:   888 Seventh Avenue, 38th Floor
           --------------------------------------------------
           New York, New York 10019
           --------------------------------------------------

Form 13F File Number:     028-11789
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
           --------------------------------------------------
Title:     Co-Chief Executive Officer
           --------------------------------------------------
Phone:    (212) 479-2000
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Dinakar Singh             New York, New York      February 14, 2006
       ---------------------  ------------------------------  ---------------
            [Signature]                [Place]                     [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        41
                                               -------------

Form 13F Information Table Value Total:        5,703,498
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

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                                                                               FORM 13F INFORMATION TABLE
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
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      COLUMN 1               COLUMN 2       COLUMN 3    COLUMN 4         COLUMN 5     COLUMN 6   COLUMN 7          COLUMN 8
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NAME OF ISSUER                TITLE OF        CUSIP      VALUE    SHRS OR    SH/ PUT/ INVESTMENT OTHER
                              CLASS                    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS     VOTING AUTHORITY
                                                                                                           SOLE     SHARED   NONE
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ACE LTD                       ORD           G0070K103   396,855    6,552,000 SH         SOLE              6,552,000   0       0
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AETNA INC NEW                 COM           00817Y108    77,724    1,800,000 SH         SOLE              1,800,000   0       0
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ALLSTATE CORP                 COM           020002101    49,484      760,000 SH         SOLE                760,000   0       0
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AMERICAN INTL GROUP INC       COM           026874107   397,713    5,550,000 SH         SOLE              5,550,000   0       0
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CAREMARK RX INC               COM           141705103   217,018    3,800,000 SH         SOLE              3,800,000   0       0
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CIGNA CORP                    COM           125509109    33,550      255,000 SH         SOLE                255,000   0       0
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COMMUNITY HEALTH SYS INC      COM           203668108   163,610    4,480,000 SH         SOLE              4,480,000   0       0
------------------------------------------------------------------------------------------------------------------------------------
CVS CORP                      COM           126650100   109,731    3,550,000 SH         SOLE              3,550,000   0       0
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DAVITA INC                    COM           23918K108    81,054    1,425,000 SH         SOLE              1,425,000   0       0
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DESARROLLADORA HOMEX S A DE   SPONSORED     25030W100    41,999      711,000 SH         SOLE                711,000   0       0
                              ADR
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DIAMOND OFFSHORE DRILLING IN  COM           25271C102   104,322    1,305,000 SH         SOLE              1,305,000   0       0
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FOCUS MEDIA HOLDING LTD       SPONSORED     34415V109    24,498      369,000 SH         SOLE                369,000   0       0
                              ADR
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FOMENTO ECONOMICO MEXICANO S  SPON          344419106   223,405    1,929,900 SH         SOLE              1,929,900   0       0
                              ADR UNITS
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GENERAL ELECTRIC CO           COM           369604103    11,870      319,000 SH         SOLE                319,000   0       0
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GLOBALSANTAFE CORP            COM           G3930E101    99,932    1,700,100 SH         SOLE              1,700,100   0       0
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ICICI BK LTD                  ADR           45104G104   284,926    6,826,200 SH         SOLE              6,826,200   0       0
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LOUISIANA PAC CORP            COM           546347105    86,120    4,000,000 SH         SOLE              4,000,000   0       0
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MCAFEE INC                    COM           579064106    46,373    1,634,000 SH         SOLE              1,634,000   0       0
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MELCO PBL ENTERTAINMENT       ADR           585464100    10,630      500,000 SH         SOLE                500,000   0       0
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METHANEX CORP                 COM           59151K108   142,324    5,200,000 SH         SOLE              5,200,000   0       0
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MICROSOFT CORP                COM           594918104   158,258    5,300,000 SH         SOLE              5,300,000   0       0
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MOBILE TELESYSTEMS OJSC       SPONSORED     607409109    41,658      830,000 SH         SOLE                830,000   0       0
                              ADR
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NASDAQ 100 TR                 COM           631100954    22,392      162,850 SH   PUT   SOLE                162,850   0       0
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NETEASE COM INC               SPONSORED     64110W102    33,547    1,794,910 SH         SOLE              1,794,910   0       0
                              ADR
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NOBLE CORP                    SHS           G65422100    94,045    1,235,000 SH         SOLE              1,235,000   0       0
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ORACLE CORP                   COM           68389X105   179,970   10,500,000 SH         SOLE             10,500,000   0       0
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PARTNERRE LTD                 COM           G6852T105   252,867    3,560,000 SH         SOLE              3,560,000   0       0
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PRIDE INTL INC DEL            COM           74153Q102   108,936    3,630,000 SH         SOLE              3,630,000   0       0
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PRUDENTIAL FINL INC           COM           744320102   281,192    3,275,000 SH         SOLE              3,275,000   0       0
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ST PAUL TRAVELERS  INC        COM           792860108   469,933    8,752,708 SH         SOLE              8,752,708   0       0
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SYMANTEC CORP                 COM           871503108    76,478    3,668,000 SH         SOLE              3,668,000   0       0
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THERMO FISHER SCIENTIFIC INC  COM           883556102    56,839    1,255,000 SH         SOLE              1,255,000   0       0
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TRANSOCEAN INC                ORD           G90078109    91,406    1,130,000 SH         SOLE              1,130,000   0       0
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TRIAD HOSPITALS INC           COM           89579K109   271,079    6,480,500 SH         SOLE              6,480,500   0       0
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UNITEDHEALTH GROUP INC        COM           91324P102    29,557      550,100 SH         SOLE                550,100   0       0
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UNIVERSAL COMPRESSION HLDGS   COM           913431102    93,165    1,500,000 SH         SOLE              1,500,000   0       0
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VIACOM INC NEW                COM           92553P201   103,437    2,521,000 SH         SOLE              2,521,000   0       0
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OPEN JT STK CO-VIMPEL COMMUN  SPONSORED     68370R109    61,581      780,000 SH         SOLE                780,000   0       0
                              ADR
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WELLPOINT INC                 COM           94973V107   333,646    4,240,000 SH         SOLE              4,240,000   0       0
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WEATHERFORD INTERNATIONAL LT  COM           G95089101   309,208    7,399,100 SH         SOLE              7,399,100   0       0
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WRIGHT EXPRESS CORP           COM           98233Q105    31,170    1,000,000 SH         SOLE              1,000,000   0       0
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